Note 9 - Borrowings (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes Tables
Federal Home Loan Bank, Advances [Table Text Block]
	2024		2023
	Amount	Weighted Average Rate	Amount	Weighted Average Rate

FHLB fixed-rate advances maturing:
2024	$-	-%	$1,200	1.28%
2025	11,000	3.76	9,500	3.54
2026	4,500	4.02	4,000	3.91
2027	500	1.19	500	1.19
2028	500	1.22	500	1.22

Total	$16,500		$15,700

	2023		2022
	Amount	Weighted Average Rate	Amount	Weighted Average Rate

FHLB fixed-rate advances maturing:
2023	$-	-%	$19,946	4.34%
2024	1,200	1.28	1,200	1.28
2025	9,500	3.54	5,500	2.49
2026	4,000	3.91	4,000	3.91
2027	500	1.19	500	1.19
2028	500	1.22	500	1.22

Total	$15,700		$31,646